Note 34 - Income Taxes - Items where no Deferred Tax Assets were recognized (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Items where no Deferred Tax Assets were recognized
Deductible temporary differences	[1]	€ (2,204)	€ (3,046)
Not expiring	[1]	(9,982)	(9,629)
Expiring in subsequent period	[1]	(138)	(192)
Expiring after subsequent period	[1]	(4,702)	(4,214)
Unused tax losses	[1]	(14,822)	(14,035)
Expiring after subsequent period	[1]	(56)	(95)
Unused tax credits	[1]	€ (58)	€ (96)

[1]	Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.